Employee Benefits - Summary of Employee Benefits (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Capitalized salaries and wages	$ 16,694	$ 11,357	$ 7,085